Registration No.  33-03692

File No.  811-3614

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No	☐

Post-Effective Amendment No. 45	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
☒

Amendment No. 50	☒

Oppenheimer Rochester Fund Municipals

(Exact Name of Registrant as Specified in Charter)

6803 South Tucson Way, Centennial, Colorado  80112-3924

(Address of Principal Executive Offices)

(303) 768-3200

(Registrant's Telephone Number)

Arthur S. Gabinet, Esq.

OFI Global Asset Management, Inc.

Two World Financial Center, 225 Liberty Street-11th Floor New York, NY 10281-1008

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b)
☐	On __________ pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On _____________ pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On _______________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 14th day of April, 2014.

OPPENHEIMER ROCHESTER FUND MUNICIPALS
By:	William F. Glavin, Jr.*
William F. Glavin, Jr., President , and
Principal Executive Officer and Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures	Title	Date

Brian F. Wruble*	Chairman of the	April 14, 2014
Brian F. Wruble	Board of Trustees

William F. Glavin, Jr.*	President, Principal	April 14, 2014
William F. Glavin, Jr.	Executive Officer and Trustee

Brian W. Wixted*	Treasurer, Principal	April 14, 2014
Brian W. Wixted	Financial & Accounting Officer

David K. Downes*	Trustee	April 14, 2014
David K. Downes

Matthew P. Fink*	Trustee	April 14, 2014
Matthew P. Fink

Edmund P. Giambastiani, Jr.*	Trustee	April 14, 2014
Edmund P. Giambastiani, Jr.

Mary F. Miller*	Trustee	April 14, 2014
Mary F. Miller

Joel W. Motley*	Trustee	April 14, 2014
Joel W. Motley

Joanne Pace*	Trustee	April 14, 2014
Joanne Pace

Joseph M. Wikler*	Trustee	April 14, 2014
Joseph M. Wikler

Peter I. Wold*	Trustee	April 14, 2014
Peter I. Wold

*By:	/s/ Mitchell J. Lindauer
Mitchell J. Lindauer, Attorney-in-Fact

EXHIBIT INDEX

Exhibit No.	Description

Ex-101.INS	XBRL Instance Document
Ex-101.SCH	XBRL Taxonomy Extension Schema Document
Ex-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
Ex-101.DEF	XBRL Taxonomy Extension Definition Linkbase
Ex-101.LAB	XBRL Taxonomy Extension Labels Linkbase
Ex-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document